Aimco Equity	12 Months Ended
Dec. 31, 2010
Aimco Equity [Abstract]
Aimco Equity
NOTE 11 — Aimco Equity
Preferred Stock
At December 31, 2010 and 2009, we had the following classes of perpetual preferred stock outstanding (dollars in thousands):

		Annual
		Dividend Rate
		Per Share	Balance
	Redemption	(paid	December 31,
	Date (1)	quarterly)	2010	2009
Class G Cumulative Preferred Stock, $0.01 par value, 4,050,000 shares authorized, zero and 4,050,000 shares issued and outstanding, respectively (2)	07/15/2008	9.375%	$—	$101,000
Class T Cumulative Preferred Stock, $0.01 par value, 6,000,000 shares authorized, 6,000,000 shares issued and outstanding	07/31/2008	8.000%	150,000	150,000
Class U Cumulative Preferred Stock, $0.01 par value, 12,000,000 and 8,000,000 shares authorized, 12,000,000 and 8,000,000 shares issued and outstanding, respectively	03/24/2009	7.750%	298,101	200,000
Class V Cumulative Preferred Stock, $0.01 par value, 3,450,000 shares authorized, 3,450,000 shares issued and outstanding	09/29/2009	8.000%	86,250	86,250
Class Y Cumulative Preferred Stock, $0.01 par value, 3,450,000 shares authorized, 3,450,000 shares issued and outstanding	12/21/2009	7.875%	86,250	86,250
Series A Community Reinvestment Act Preferred Stock, $0.01 par value per share, 240 shares authorized, 114 and 134 shares issued and outstanding, respectively (3)	06/30/2011	(3)	57,000	67,000

Total			677,601	690,500
Less preferred stock subject to repurchase agreement (4)			(20,000)	(30,000)

Preferred stock per consolidated balance sheets			$657,601	$660,500

(1)	All classes of preferred stock are redeemable at our option on and after the dates specified.

(2)	Outstanding shares at December 31, 2009, included 10,000 shares held by a consolidated subsidiary that were eliminated in consolidation.

(3)
For the period from the date of original issuance through March 31, 2015, the dividend rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2010 and 2009 was 1.54%. Upon liquidation, holders of the CRA Preferred Stock are entitled to a preference of $500,000 per share, plus an amount equal to accumulated, accrued and unpaid dividends, whether or not earned or declared. The CRA Preferred Stock ranks prior to our Common Stock and on the same level as our outstanding shares of preferred stock with respect to the payment of dividends and the distribution of amounts upon liquidation, dissolution or winding up. The CRA Preferred Stock is not redeemable prior to June 30, 2011, except in limited circumstances related to REIT qualification. On and after June 30, 2011, the CRA Preferred Stock is redeemable for cash, in whole or from time to time in part, at our option, at a price per share equal to the liquidation preference, plus accumulated, accrued and unpaid dividends, if any, to the redemption date.

(4)
In June 2009, we entered into an agreement to repurchase $36.0 million in liquidation preference of our CRA Preferred Stock at a 30% discount to the liquidation preference. Pursuant to this agreement, in May 2010 and June 2009, we repurchased 20 shares and 12 shares, or $10.0 million and $6.0 million in liquidation preference, respectively, of CRA Preferred Stock for $7.0 million and $4.2 million, respectively. The holder of the CRA Preferred Stock may require us to repurchase an additional 40 shares, or $20.0 million in liquidation preference, of CRA Preferred Stock over the next two years, for $14.0 million. If required, these additional repurchases will be for up to $10.0 million in liquidation preference in May 2011 and 2012. Based on the holder’s ability to require us to repurchase shares of CRA Preferred Stock pursuant to this agreement, $20.0 million and $30.0 million in liquidation preference of CRA Preferred Stock, or the maximum redemption value of such preferred stock, is classified within temporary equity in our consolidation balance sheets at December 31, 2010 and 2009, respectively.

On September 7, 2010, we issued 4,000,000 shares of our 7.75% Class U Cumulative Preferred Stock, par value $0.01 per share, or the Class U Preferred Stock, in an underwritten public offering for a price per share of $24.09 (reflecting a price to the public of $24.86 per share, less an underwriting discount and commissions of $0.77 per share). The offering generated net proceeds of $96.1 million (after deducting underwriting discounts and commissions and transaction expenses). We recorded issuance costs of $3.3 million, consisting primarily of underwriting commissions, as an adjustment of additional paid-in capital within Aimco equity in our condensed consolidated balance sheet.
On October 7, 2010, using the net proceeds from the issuance of Class U Preferred Stock supplemented by corporate funds, we redeemed all of the 4,050,000 outstanding shares of our 9.375% Class G Cumulative Preferred Stock, inclusive of 10,000 shares held by a consolidated subsidiary that are eliminated in consolidation. This redemption was for cash at a price equal to $25.00 per share, or $101.3 million in aggregate ($101.0 million net of eliminations), plus accumulated and unpaid dividends of $2.2 million. In connection with the redemption, we reflected $4.3 million of issuance costs previously recorded as a reduction of additional paid-in capital as an increase in net income attributable to preferred stockholders for purposes of calculating earnings per share for the year ended December 31, 2010.
In connection with our May 2010 and June 2009 CRA Preferred Stock repurchase discussed above, we reflected the $3.0 million and $1.8 million excess of the carrying value over the repurchase price, offset by $0.2 million of issuance costs previously recorded as a reduction of additional paid-in capital, as a reduction of net income attributable to preferred stockholders for the years ended December 31, 2010 and 2009, respectively.
During 2008, we repurchased 54 shares, or $27.0 million in liquidation preference, of our CRA Preferred Stock for cash totaling $24.8 million. We reflected the $2.2 million excess of the carrying value over the repurchase price, offset by $0.7 million of issuance costs previously recorded as a reduction of additional paid-in capital, as a reduction of net income attributable to preferred stockholders for the year ended December 31, 2008.
All classes of preferred stock are pari passu with each other and are senior to our Common Stock. The holders of each class of preferred stock are generally not entitled to vote on matters submitted to stockholders. Dividends on all shares of preferred stock are subject to declaration by our Board of Directors. All of the above outstanding classes of preferred stock have a liquidation preference per share of $25, with the exception of the CRA Preferred Stock, which has a liquidation preference per share of $500,000.
The dividends paid on each class of preferred stock classified as equity in the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands, except per share data):

	2010				2009			2008
	Amount		Total		Amount		Total	Amount		Total
	Per		Amount		Per		Amount	Per		Amount
Class of Preferred Stock	Share (1)		Paid		Share (1)		Paid	Share (1)		Paid

Class G	$2.30		$9,334		$2.34		$9,492	$2.34		$9,492
Class T	2.00		12,000		2.00		12,000	2.00		12,000
Class U	1.94		17,438	(2)	1.94		15,500	1.94		15,500
Class V	2.00		6,900		2.00		6,900	2.00		6,900
Class Y	1.97		6,792		1.97		6,792	1.97		6,792
Series A CRA	8,169.00	(3)	971		10,841.00	(4)	1,531	24,381.00	(5)	4,531

Total			$53,435				$52,215			$55,215

(1)	Amounts per share are calculated based on the number of preferred shares outstanding either at the end of each year or as of conversion, redemption or repurchase date, as noted.

(2)	Amount paid includes $1.3 million related to the two months prior purchase of the 4,000,000 shares sold in September 2010, which amount was prepaid by the purchaser in connection with the sale.

(3)
Amount per share is based on 114 shares outstanding for the entire period. We repurchased 20 shares in May 2010 and the holders of these shares received $1,980 per share in dividends through the date of repurchase.

(4)
Amount per share is based on 134 shares outstanding for the entire period. We repurchased 12 shares in June 2009 and the holders of these shares received $6,509 per share in dividends through the date of repurchase.

(5)
Amount per share is based on 146 shares outstanding for the entire period. We repurchased 54 shares in September 2008 and the holders of these shares received $17,980 per share in dividends through the date of repurchase.

Common Stock
In December 2008, October 2008, July 2008 and December 2007, in connection with the Aimco Operating Partnership’s special distributions discussed in Note 10, our Board of Directors declared corresponding special dividends payable on January 29, 2009, December 1, 2008, August 29, 2008 and January 30, 2008, respectively, to holders of record of our Common Stock on December 29, 2008, October 27, 2008, July 28, 2008 and December 31, 2007, respectively. A portion of the special dividends in the amounts of $0.60 per share represents payment of the regular dividend for the quarters ended December 31, 2008, September 30, 2008, June 30, 2008 and December 31, 2007, respectively, and the remaining amount per share represents an additional dividend associated with taxable gains from property dispositions. Portions of the special dividends were paid through the issuance of shares of Common Stock. The table below summarizes information regarding these special dividends.

	January 2009	December 2008	August 2008	January 2008
Aimco Special Dividends	Special Dividend	Special Dividend	Special Dividend	Special Dividend
Dividend per share	$2.08	$1.80	$3.00	$2.51
Outstanding shares of Common Stock on the record date	101,169,951	88,650,980	85,619,144	92,795,891

Total dividend	$210.4 million	$159.6 million	$256.9 million	$232.9 million
Portion of dividend paid in cash	$60.6 million	$53.2 million	$51.4 million	$55.0 million
Portion of dividend paid through issuance of shares	$149.8 million	$106.4 million	$205.5 million	$177.9 million
Shares issued pursuant to dividend	15,627,330	12,572,267	5,731,310	4,594,074
Average share price on determination date	$9.58	$8.46	$35.84	$38.71

Amounts after elimination of the effects of shares of Common Stock held by consolidated subsidiaries:
Outstanding shares of Common Stock on the record date	100,642,817	88,186,456	85,182,665	92,379,751
Total dividend	$209.3 million	$158.7 million	$255.5 million	$231.9 million
Portion of dividend paid in cash	$60.3 million	$52.9 million	$51.1 million	$54.8 million
Portion of dividend paid through issuance of shares	$149.0 million	$105.8 million	$204.4 million	$177.1 million
Shares issued pursuant to dividend	15,548,996	12,509,657	5,703,265	4,573,735
During the year ended December 31, 2010, we sold 600,000 shares of our Common Stock pursuant to an At-The-Market, or ATM, offering program we initiated during 2010, generating $14.4 million of net proceeds.
During 2008 and prior years, from time to time, we issued shares of Common Stock to certain non-executive officers who purchased the shares at market prices. In exchange for the shares purchased, the officers executed notes payable. These notes, which are 25% recourse to the borrowers, have a 10-year maturity and bear interest either at a fixed rate of 6% annually or a floating rate based on the 30-day LIBOR plus 3.85%, which is subject to an annual interest rate cap of typically 7.25%. Total payments in 2010 and 2009 on all notes from officers were $0.6 million and $0.8 million, respectively. In 2010 and 2009, we reacquired approximately 9,000 and 94,000 shares of Common Stock from officers in exchange for the cancellation of related notes totaling $0.3 million and $1.5 million, respectively.
As further discussed in Note 12, during 2010, 2009 and 2008, we issued shares of restricted Common Stock to certain officers, employees and independent directors.
Registration Statements
Pursuant to the ATM offering program discussed above, we may issue up to 6.4 million additional shares of our Common Stock. Additionally, we and the Aimco Operating Partnership have a shelf registration statement that provides for the issuance of debt and equity securities by Aimco and debt securities by the Aimco Operating Partnership.